Document and Entity Information	0 Months Ended
Oct. 18, 2013
Risk/Return:
Document Type	497
Document Period End Date	Oct. 18, 2013
Registrant Name	DREYFUS STOCK FUNDS
Central Index Key	0001199348
Amendment Flag	false
Document Creation Date	Oct. 18, 2013
Document Effective Date	Oct. 18, 2013
Prospectus Date	Feb. 01, 2013
Dreyfus Small Cap Equity Fund | Class A
Risk/Return:
Trading Symbol	DSEAX
Dreyfus Small Cap Equity Fund | Class C
Risk/Return:
Trading Symbol	DSECX
Dreyfus Small Cap Equity Fund | Class I
Risk/Return:
Trading Symbol	DSERX